COST OF SALES EXCLUDING DEPRECIATION AND AMORTIZATION	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
COST OF SALES EXCLUDING DEPRECIATION AND AMORTIZATION
18. COST OF SALES EXCLUDING DEPRECIATION AND AMORTIZATION
Cost of sales excluding depreciation and amortization include the following components:

	For the Years Ended December 31,
	2018	2017
Contractors	$32,536	$41,297
Electricity	17,663	20,558
Fuel	7,347	11,137
Raw materials and consumables	41,910	51,996
Salaries and benefits	58,501	53,582
Transportation costs	1,751	2,116
General and administrative	9,490	7,695
Other	6,830	8,997
Mine operating expenses	$176,028	$197,378
Severance charges	14,858	9,232
Operating costs from metal inventory	12,886	167
Inventory net realizable value adjustment and write-off	5,655	2,410
Royalties	14,302	17,295
	$223,729	$226,482